Organization and business overview (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statements of the company

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities

Ryde Group (BVI) Limited	February 22, 2023	100%	British Virgin Islands	Dormant
Ryde Technologies Pte. Ltd.	September 2, 2014	99.26%	Singapore	Mobility and quick commerce solutions
Meili Technologies Pte. Ltd.	November 30, 2020	99.26%	Singapore	Quick Commerce solutions
Meili Technologies (M) Sdn. Bhd.	December 16, 2021	99.26%	Malaysia	Dormant